Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2013
Vanguard U.S. Value Fund - Investor Shares | Vanguard U.S. Value Fund
Expense Example, No Redemption:
1 YEAR	$ 31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Vanguard Capital Value Fund - Investor Shares | Vanguard Capital Value Fund
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares | Vanguard Short-Term Inflation-Protected Securities
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares | Vanguard Short-Term Inflation-Protected Securities
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares | Vanguard Short-Term Inflation-Protected Securities
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares | Vanguard Short-Term Inflation-Protected Securities
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128